Share-Based Compensation (Details)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Option valuation assumptions
Expected volatility	17.40%	18.70%	24.70%
Expected dividends	2.70%	2.80%	2.60%
Expected life (years)	4 years	4 years	4 years
Risk-free interest rate	1.50%	1.30%	1.50%